Group companies (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of subsidiaries [abstract]
Disclosure Of Investments In Subsidiaries Explanatory

Americas	United Kingdom	International	Asset Management

Transamerica Casualty Insurance Company, Cedar Rapids, Iowa (United States)	Aegon Investment Solutions Ltd., Edinburgh	Aegon España S.A.U. de Seguros y Reaseguros, Madrid (Spain)	Aegon Asset Management Holding B.V., The Hague (The Netherlands)

Transamerica Corporation, Wilmington, Delaware (United States)	Aegon Investments Ltd., London	Transamerica Life (Bermuda) Ltd., Hamilton (Bermuda)	Aegon Asset Management UK plc, Edinburgh (United Kingdom)

Transamerica Financial Life Insurance Company, Harrison, New York (United States)	Cofunds Limited, London		Aegon Investment Management B.V., The Hague ( The Netherlands)

Transamerica Life Insurance Company, Cedar Rapids, Iowa (United States)	Scottish Equitable plc, Edinburgh		Aegon USA Investment Management, LLC, Cedar Rapids (United States)

World Financial Group Insurance Agency, LLC, Cedar Rapids, Iowa (United States)	Origen Financial Services Limited, Farnborough		Aegon USA Realty Advisors, LLC, Des Moines (United States)

World Financial Group Holding Company of Canada Inc., Toronto (Canada)